Document and Entity Information	12 Months Ended
Jul. 31, 2018
Document And Entity Information
Entity Registrant Name	PURE BIOSCIENCE, INC.
Entity Central Index Key	0001006028
Document Type	POS AM
Document Period End Date	Jul. 31, 2018
Amendment Flag	true
Amendment description	 This Post-Effective Amendment is being filed to update the registration statement (the “Original Registration Statement”) filed by Pure Bioscience, Inc. (the “Company”, “we”, “our” or “us”) on February 6, 2017 and declared effective by the Securities and Exchange Commission on February 15, 2017, which registered for resale (i) up to 1,572,941 shares of common stock issued to the selling security holders in the registrant’s private placement offering (the “Private Placement Offering”), which closed on December 1, 2016 and January 23, 2017 (the “Closings”) and (ii) up to 1,572,941 shares of our common stock issuable upon the exercise of warrants (the “2017 Warrants”) issued to the selling security holders in the Private Placement Offering, as amended pursuant to the Post-Effective Amendment No. 1 filed on August 25, 2017 and declared effective by the Securities Exchange Commission on September 1, 2017 (“POS AM 1”) and Post-Effective Amendment No. 2 filed on October 26, 2017 and declared effective by the Securities Exchange Commission on October 31, 2017 (“POS AM 2”, together with the Original Registration Statement and POS AM 1, the “Registration Statement”).   This Post-Effective amendment updates the prospectus dated December 20, 2017 to reflect the filing of the Company’s Annual Report on Form 10-K for the year ended July 31, 2018.   All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Entity Filer Category	Non-accelerated Filer
Trading Symbol	PURE